Related Party Transactions and Balances - Schedule of Related Party Balances (Details)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)
Current:
Due from related parties, current	¥ 310,419,860	$ 48,711,650	¥ 9,770,871
Due to related parties, current	9,530,627	1,495,563	3,198,253
GTI
Current:
Due from related parties, current	206,256,382	32,366,128
Aotao
Current:
Due from related parties, current	65,206,135	10,232,265	122,719
Beifu
Current:
Due from related parties, current	26,127,660	4,100,000
Yibon
Current:
Due from related parties, current	8,330,198	1,307,190	9,101,161
Due to related parties, current	6,602,643	1,036,099	1,995,465
Hanyuan
Current:
Due from related parties, current	3,406,100	534,491
Napa
Current:
Due from related parties, current	500,000	78,461	500,000
Due to related parties, current	2,868,685	450,159	1,120,826
JYHM
Current:
Due from related parties, current	481,227	75,515	46,991
Due to related parties, current	27,992	4,392	27,962
Getao
Current:
Due from related parties, current	112,158	17,600
Da Niang Group
Current:
Due to related parties, current	¥ 31,307	$ 4,913	¥ 54,000